Depreciation and Impairment of Assets	12 Months Ended
Dec. 31, 2020
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Depreciation and Impairment of Assets
NOTE 39. DEPRECIATION AND IMPAIRMENT OF ASSETS

The account breaks down as follows as of the indicated dates:

	12.31.20	12.31.19	12.31.18
Depreciation of Property, Plant and Equipment	5,173,340	4,979,957	2,336,535
Amortization of Organization and Development Expenses	2,989,613	1,909,413	1,117,154
Others	121,333	5,574	6,015

Total	8,284,286	6,894,944	3,459,704